Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Ore in stockpiles	$ 67	$ 135
Concentrate stockpiles	30	47
Materials and supplies	9,911	8,061
Inventories	$ 10,008	$ 8,243